Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
Company’s intangible assets, net consisted of the following (dollars in thousands):

	December 31, 2020	December 31, 2019
Internally developed software	$7,002	$3,013
Domain name	121	121
Less: accumulated amortization	(2,618)	(1,044)

Intangible Assets, net	$4,505	$2,090

Summary of Estimated Amortization Expenses	Future estimated amortization expenses (dollars in thousands):

December 31, 2020
2021	$2,000
2022	1,623
2023	816
2024	8
2025	8
Thereafter	50

Total future amortization	$4,505